Reportable Segments Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reportable Segment Information

The following table summarizes our information for reportable segments for the years ended December 31, 2015, 2014 and 2013, which have been recast for all periods presented to reflect the change described above (in thousands):

	For the Year Ended
	2015	2014	2013
Operating income (loss):
Florida
Revenues:
Homebuilding	$300,260	$193,218	$81,440
Amenity and other	12,385	10,140	9,786
Land sales	6,466	18,158	9,257
Total revenues	$319,111	$221,516	$100,483
Expenses:
Homebuilding cost of revenues	239,001	156,439	64,726
Homebuilding selling, general and administrative	38,500	24,388	14,004
Amenity and other	10,587	10,524	11,663
Land sales	823	10,316	5,369
Segment operating income	$30,200	$19,849	$4,721

Arizona
Revenues:
Homebuilding	$84,378	$48,665	$33,533
Amenity and other	—	6	420
Land sales	—	14,438	7,046
Total revenues	84,378	63,109	40,999
Expenses:
Homebuilding cost of revenues	71,305	41,261	27,073
Homebuilding selling, general and administrative	11,981	7,747	5,561
Amenity and other	115	425	2,110
Land sales	—	11,688	2,744
Segment operating income	$977	$1,988	$3,511

Carolinas
Revenues:
Homebuilding	$114,277	$1,288	$—
Total revenues	114,277	1,288	—
Expenses:
Homebuilding cost of revenues	95,232	1,183	—
Homebuilding selling, general and administrative	12,205	2,230	97
Segment operating income (loss)	$6,840	$(2,125)	$(97)

Operating income	$38,017	$19,712	$8,135

Unallocated income (expenses):
Interest income and other	154	447	2,499
Equity in earnings (loss) from unconsolidated entities	154	(16)	(101)
Corporate general and administrative expenses	(16,900)	(15,941)	(15,975)
Interest expense	(9,039)	(5,805)	(2,830)
Income (loss) before income taxes	12,386	(1,603)	(8,272)
Income tax expense	(436)	—	—
Net income attributable to non-controlling interests	—	329	1,205
Net income (loss) attributable to AV Homes	$11,950	$(1,932)	$(9,477)

	December 31,
	2015	2014
Segment assets:
Florida	$328,233	$278,091
Arizona	175,929	145,380
Carolinas	152,141	28,475
Unallocated assets	79,836	211,205
Total assets	$736,139	$663,151